Stock-Based Compensation - Assumptions Used for Restricted Stock Grants (Detail) (Restricted Stock Units (Market Condition) [Member], AUD)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Restricted Stock Units (Market Condition) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Date of grant	Sep. 16, 2014	Sep. 16, 2013
Dividend yield (per annum)	4.50%	3.00%
Expected volatility	37.40%	43.30%
Risk free interest rate	1.60%	1.40%
Expected life in years	3 years	3 years
JHX stock price at grant date (A$)	12.42	10.17
Number of restricted stock units	459,317	489,888